REVERSE STOCK SPLIT (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended		12 Months Ended
	Oct. 25, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVERSE STOCK SPLIT (Unaudited) [Abstract]
Reverse stock split ratio	0.25
Net loss		$ (7,081)	$ (4,149)	$ (14,665)	$ (3,420)	$ (2,724)
Net loss per share - basic and diluted		$ (0.1)	$ (0.07)	$ (0.24)	$ (0.07)	$ (0.06)
Weighted average number of ordinary shares used in computing net loss per share- basic and diluted		68,176,882	57,312,945	61,439,700	49,234,528	47,658,853
As adjusted basic and diluted loss per common share		$ (0.42)		$ (0.95)	$ (0.28)	$ (0.23)
As adjusted basic and diluted common shares outstanding		17,044,220		15,359,925	12,308,632	11,914,713
Class of Stock [Line Items]
Shares Authorized		125,000,000		125,000,000	125,000,000
Common stock, shares issued		68,160,161		68,178,946	49,863,801
Common stock, shares outstanding		68,160,161		68,178,946	49,863,801
As Adjusted [Member]
Class of Stock [Line Items]
Shares Authorized		125,000,000
Common stock, shares issued		17,040,040
Common stock, shares outstanding		17,040,040